CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Cash and Cash equivalents	$ 4,297	$ 3,794	$ 0
Accounts receivable	603	0	0
Prepaid expenses	1,013	46	0
Other receivables	959	29	0
TOTAL CURRENT ASSETS	6,872	3,869	0
Restricted cash	695	695	0
Interest in corporate jet, net	1,269	1,511	0
Capitalized software costs	3,801	317	0
Property & equipment, net	2,584	79	0
Intellectual property, net	4,034	0	0
Goodwill	3,015	0	0
Other assets	40	0	0
TOTAL ASSETS	22,310	6,471	0
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	4,028	1,105	78
Reward points payable	1,983	0	0
Other current liabilities	244	0	0
Deferred revenue	681	0	0
Current portion of loan payable	38	49	0
TOTAL CURRENT LIABILITIES	6,974	1,154	78
Loans payable, less current portion	865	891	0
Other long-term liabilities	1,272	342	0
TOTAL LIABILITIES	9,111	2,387	78
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, $0.001 par value, authorized 1,000,000 shares, no shares issued and outstanding	0	0	0
Common stock, $0.001 par value, authorized 300,000,000 shares, issued and outstanding 74,708,531 shares as of March 31, 2012 and authorized 300,000,000 shares, issued and outstanding 67,470,899 shares as of June 30, 2011; and authorized 1,000,000 shares, issued and outstanding 209,600 shares as of June 30, 2010	75	67	2
Additional paid-in-capital	126,105	39,779	12,483
Due from Executive Officer	(3,394)	(3,291)	0
Accumulated deficit	(109,372)	(32,471)	(12,563)
Function(x) Inc. stockholders' equity	13,414	4,084	(78)
Noncontrolling interest	(215)	0	0
Total Equity	13,199	4,084	(78)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 22,310	$ 6,471	$ 0